RELATED-PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Joint Venture, Associates, and Unconsolidated Entities

Transactions with joint venture, associates, and unconsolidated entities

	09/30/2018	12/31/2017
Accounts receivable and other assets	6,252	5,929
Other entities	6,252	5,929

	09/30/2018	12/31/2017
Accounts payable and other liabilities	70,779	67,654
Hispamar	65,491	62,094
Other entities	5,288	5,560

	09/30/2018	09/30/2017
Revenue
Revenue from services rendered	274	78
Other entities	274	78

	09/30/2018	09/30/2017
Costs/expenses
Operating costs and expenses	(172,675)	(161,793)
Hispamar	(151,028)	(139,440)
Other entities	(21,647)	(22,353)

Transactions with joint venture, associates, and unconsolidated entities

	2017	2016
Accounts receivable and other assets	5,929	5,328
Other entities	5,929	5,328

	2017	2016
Accounts payable and other liabilities	67,654	87,085
Hispamar	62,094	79,354
Other entities	5,560	7,731

	2017	2016
Revenue
Revenue from services rendered	119	86
Other entities	119	86

	2017	2016
Costs/expenses
Operating costs and expenses	(215,079)	(258,114)
Hispamar	(185,223)	(220,951)
Other entities	(29,856)	(37,163)